DIVIDENDS	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
DIVIDENDS

1 9 .	DIVIDENDS
In May 2020, the Company suspended its quarterly dividend program due to the impact of the
COVID-19
outbreak.
During the years ended December 31, 2023, 2022 and 2021, the Company did not declare any dividend
s
on the ordinary shares.